Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At September 30, 2022 and December 31, 2021, property and equipment consisted of the following:

	September 30,	December 31,
	2022	2021
Office equipment	$17,061	$17,061
Computer equipment	14,907	14,907
Vehicle	28,143	28,143
Software	158,212	93,012
Machinery	3,280,911	3,280,911
Leasehold improvements	372,867	198,645
R&D - Software	386,182	-
Construction in progress	950,630	150,611
	5,208,913	3,783,290
Accumulated depreciation	(3,247,079)	(3,008,220)
Property and equipment, net of accumulated depreciation	$1,961,834	$775,070

At December 31, 2021 and 2020, property and equipment consisted of the following:

	December 31,	December 31,
	2021	2020
Office equipment	$17,061	$17,061
Computer equipment	14,907	-
Vehicle	28,143	28,143
Software	93,012	80,362
Machinery	3,280,911	3,254,994
Leasehold improvements	198,645	184,890
Construction in progress	150,611	-
	3,783,290	3,565,450
Accumulated depreciation	(3,008,220)	(2,613,252)
Property and equipment, net of accumulated depreciation	$775,070	$952,198